Stock-Based Compensation (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 28, 2022	Oct. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 14, 2023	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Selling, general and administrative expenses (in Dollars)			$ 655,587	$ 867,370	$ 2,444,246
Amount of capitalized (in Dollars)			$ 463,407	$ 424,110
Weighted average period					1 year 25 days
Vested period					3 years
Common stock reserved for issuance			750,000				750,000
RSUs granted shares	376,582				75,000
Vested shares	50,000				726,863	326,582
Forfeited shares					52,001
Stock-based compensation expense (in Dollars)					$ 2,444,246
Granted PSUs to several employees					37,000
Forfeited and the remaining outstanding					129,000
Net revenue performance-based vesting conditions percentage					80.00%
Cash flow performance-based vesting conditions percentage					20.00%
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock reserved for issuance			4,904,596
Remain available for issuance shares			3,212,078		3,212,078
Issuance of common stock shares		2,043,582
Common stock reserved for issuance					4,904,596
Director [Member]
Stock-Based Compensation (Details) [Line Items]
Vested shares					106,812
Non Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Vested shares					753,357
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Unamortized stock based compensation expense (in Dollars)			$ 3,200,000		$ 4,200,000
Weighted average period			7 months 6 days		9 months 10 days
Phantom Share Units (PSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Vested period			9 months 7 days